Leases (Details) - Schedule of operating and capital leases - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Operating Leases
Rent expense	$ 55,189	$ 58,114
Capital Leases
Interest expense	39,514	35,599
Amortization expense	12,940	12,870
Total capital lease cost	$ 52,454	$ 48,469